Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Common Shares [Member]	Preferred Shares [Member] Series B Preferred Shares [Member]	Preferred Shares [Member] Series C Preferred Shares [Member]	Additional Paid In Capital [Member]	Retained Earnings/ (Accumulated Deficit) [Member]
Balance at Dec. 31, 2016	$ 328,893	$ 69	$ 0	$ 0	$ 387,189	$ (58,365)
Balance, shares at Dec. 31, 2016		6,872,696	14,000	0
Issuance of Restricted Stock Units (Note 16)	40				40
Class A common shares issued, shares (Notes 15)		4,266
Net Income / (Loss) for the year	(74,266)					(74,266)
Series B Preferred Shares dividend (Note 15)	(3,062)					(3,062)
Balance at Dec. 31, 2017	251,605	$ 69	$ 0	$ 0	387,229	(135,693)
Balance, shares at Dec. 31, 2017		6,876,962	14,000	0
Issuance of Restricted Stock Units (Note 16)	50				50
Class A common shares issued, net of offering costs, value (Note 15)	23,564	$ 30			23,534
Class A common shares issued, net of offering costs, shares (Notes 15)		3,065,988
Issuance of Preferred Shares, net of offering costs, value (Note 15)	101,569			$ 3	101,566
Issuance of Preferred Shares, net of offering costs, shares (Note 15)				250,000
Net Income / (Loss) for the year	(57,364)					(57,364)
Series B Preferred Shares dividend (Note 15)	(3,062)					(3,062)
Balance at Dec. 31, 2018	316,362	$ 99	$ 0	$ 3	512,379	(196,119)
Balance, shares at Dec. 31, 2018		9,942,950	14,000	250,000
Issuance of Restricted Stock Units (Note 16)	1,717				1,717
Class A common shares issued, net of offering costs, value (Note 15)	50,710	$ 76			50,634
Class A common shares issued, net of offering costs, shares (Notes 15)		7,613,788
Issuance of Preferred Shares, net of offering costs, value (Note 15)	856				856
Issuance of Preferred Shares, net of offering costs, shares (Note 15)			428
Net Income / (Loss) for the year	39,838					39,838
Series B Preferred Shares dividend (Note 15)	(3,081)					(3,081)
Balance at Dec. 31, 2019	$ 406,402	$ 175	$ 0	$ 3	$ 565,586	$ (159,362)
Balance, shares at Dec. 31, 2019		17,556,738	14,428	250,000